UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number _811-07388_

 Value Line Emerging Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017
(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: March 31

Date of reporting period: September 30, 2009

Item I. Reports to Stockholders.

A copy of the Semi-Annual Report to Stockholders for the period ended 9/30/09 is included with this Form.

INVESTMENT ADVISER	EULAV Asset Management, LLC	S E M I - A N N U A L R E P O R T
	220 East 42nd Street	S e p t e m b e r 3 0 , 2 0 0 9
New York, NY 10017-5891
DISTRIBUTOR	EULAV Securities, Inc.	Value Line Emerging Opportunities Fund, Inc.
220 East 42nd Street
New York, NY 10017-5891
CUSTODIAN BANK	State Street Bank and Trust Co.
225 Franklin Street
Boston, MA 02110
SHAREHOLDER	State Street Bank and Trust Co.
SERVICING AGENT	c/o BFDS
P.O. Box 219729
Kansas City, MO 64121-9729
INDEPENDENT	PricewaterhouseCoopers LLP
REGISTERED PUBLIC	300 Madison Avenue
ACCOUNTING FIRM	New York, NY 10017
LEGAL COUNSEL	Peter D. Lowenstein, Esq.
496 Valley Road
Cos Cob, CT 06807-0272
DIRECTORS	Joyce E. Heinzerling
Francis C. Oakley
David H. Porter
Paul Craig Roberts
Thomas T. Sarkany
Nancy-Beth Sheerr
Daniel S. Vandivort
OFFICERS	Mitchell E. Appel
President
Howard A. Brecher
Vice President and Secretary
Michael J. Wagner
Chief Compliance Officer
Emily D. Washington
Treasurer

This unaudited report is issued for information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

#00069454

Value Line Emerging Opportunities Fund, Inc.

To Our Value Line Emerging

To Our Shareholders (unaudited):

Enclosed is your semi-annual report for the period ended September 30, 2009. I encourage you to carefully review this report, which includes economic observations, your Fund’s performance data and highlights, schedule of investments, and financial statements.

The Fund earned a total return of 32.96% for the six months ending September 30, 2009. This compared to a total return of 43.95% for the Russell 2000 Index.(1)

The big rebound in the stock market in the six-month period was led by the stocks that had declined the most in the prior year. These stocks primarily represent financially weaker, more economically sensitive companies, and firms that sell undifferentiated, commodity-type products in highly competitive arenas. Such lower-quality stocks widely outperformed higher-quality stocks. A study by Credit Suisse showed that, among members of the Russell 2000 Index, lower-quality issues rose 108% in the six months, versus a rise of only 23% for higher-quality issues.

Your Fund invests primarily in higher-quality stocks, those that represent financially stronger companies with solid records of consistent growth in both earnings and stock price, built upon enviable stables of proprietary products. Over the long pull, this strategy has paid off well for Fund investors. But during periods such as seen this year, the Fund can lag its benchmark.

We will maintain the disciplined investment strategy that has served the Fund well in the past. First, the Fund seeks companies that have demonstrated superior earnings and stock price growth over a five- to ten-year period. Second, we limit trading costs by sticking with these proven winners for as long as merited by their performance. Annual portfolio turnover has averaged a moderate 30% over the past five years. Third, however, we will not hesitate to sell when a leader transforms into a laggard, prompting the replacement of the issue in the portfolio with a company that shows superior operating and stock price momentum. The Fund is well diversified with about 250 stockholdings across a wide variety of industries.

Thank you for your continued confidence in us.

Sincerely,

/s/ Mitchell Appel
Mitchell Appel, President

October 21, 2009

(1)
The Russell 2000 Index is representative of the smaller capitalization stocks traded in the United States. This is an unmanaged index and does not reflect charges, expenses, or taxes, so it is not possible to invest in this Index.

Value Line Emerging Opportunities Fund, Inc.

Opportunities Fund Shareholders

Economic Observations (unaudited)

The recession, which commenced during the latter part of 2007 and proved to be long and severe, is over. In all, the business contraction, which produced four consecutive quarterly declines in the U.S. gross domestic product, from the third quarter of 2008 through the second quarter of 2009, concluded in the recent third quarter. The culmination of the economic setback was abrupt. Indeed, rather than transitioning from recession to expansion slowly, the U.S. economy expanded quickly and decisively over the summer, with GDP gaining a solid 3.5% in the third quarter. The evolving expansion was underpinned by improving consumer activity (with the latter aided, in no small part, by the now-concluded “cash-for-clunkers” program), by lesser declines in housing (with that ailing sector boosted by government assistance for first-time home buyers), and by an irregular comeback in the business spending arena. Now, with the end of the celebrated “cash-for-clunkers” program, the likelihood of a less-than stellar holiday retailing season, and a worsening employment outlook, the prospect is for GDP to increase at a somewhat more restrained pace of 2.0%-2.5% over the final three months of 2009.

As before, the upturn should be supported by additional, albeit uneven, improvement on the consumer and industrial fronts. It is worth noting that the prospective rate of GDP growth in the current half should be modestly below the historical norm of 3%-4%. The problem is that there is just too much overall weakness in certain key business sectors—notably housing and employment—to generate the increased levels of consumer activity needed for significantly greater rates of economic growth.

The long and painful recession was traceable to several events, beginning with sharp declines in housing construction, home sales, and real estate prices. We also experienced a large reduction in credit availability, a high level of bank failures, increasing foreclosure rates, multi-decade highs in unemployment, lackluster retail activity, and trendless manufacturing. Unfortunately, some of these problems are likely to remain with us for several quarters—notably the weaknesses in housing and employment. Such continuing difficulties underscore why we still expect somewhat below-trend rates of economic growth though 2010. Encouragingly, though, most business barometers are now either stabilizing or improving selectively. It is much the same overseas, where severe business declines had been earlier seen across Europe and Asia. Those prior setbacks, which generally got under way several months after our reversal commenced, have also largely run their course. Following this initially modest business recovery stateside—which we now expect to continue through 2010—we would look for sufficient brightening in housing and employment to help underpin a more substantial economic recovery in 2011 and through the middle years of the next decade. By that time, in fact, we would expect GDP growth to average a relatively sustainable 3.0%-3.5%.

Inflation, which moved sharply higher last year, following dramatic gains in oil, food, and commodity prices, has moved onto a more irregular, but generally subdued, path. We expect pricing to chart an uneven path over the next several quarters, with further up-and-down swings in oil and commodities being the norm, as the economy’s expansion develops. On average, we think pricing will increase less sharply going forward over the next year or two than it did before the 2007-2009 recession. Looking further out, we expect some pricing pressures to evolve later on in the business up cycle—as is only natural.

The Federal Reserve, meanwhile, continues to express support for an accommodative monetary approach. As a result, we think it is unlikely to start raising interest rates until well into 2010, and to do so rather gently once it does finally opt to tighten the credit reins. Clearly, the risks to the sustainability of the formative economic up cycle would seem too great for the central bank to consider tightening aggressively anytime soon.

All in all, we see a comparatively benign period ahead, in the aggregate, for the equity and fixed-income markets over the next year or so.

Value Line Emerging Opportunities Fund, Inc.

FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2009 through September 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning account value 4/1/09	Ending account value 9/30/09	Expenses paid during period 4/1/09 thru 9/30/09*
Actual	$1,000.00	$1,329.60	$7.24
Hypothetical (5% return before expenses)	$1,000.00	$1,018.85	$6.28

*
Expenses are equal to the Fund’s annualized expense ratio of 1.24% multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.

Value Line Emerging Opportunities Fund, Inc.

Portfolio Highlights at September 30, 2009 (unaudited)

Ten Largest Holdings

Issue	Shares	Value	Percentage of Net Assets
Green Mountain Coffee Roasters, Inc.	102,000	$7,531,680	1.4%
Illumina, Inc.	166,000	$7,055,000	1.3%
Marvel Entertainment, Inc.	130,000	$6,450,600	1.2%
Aeropostale, Inc.	133,000	$5,781,510	1.0%
WMS Industries, Inc.	124,000	$5,525,440	1.0%
ITT Educational Services, Inc.	48,500	$5,354,885	1.0%
Alexion Pharmaceuticals, Inc.	118,000	$5,255,720	0.9%
Hansen Natural Corp.	140,000	$5,143,600	0.9%
Guess?, Inc.	136,000	$5,037,440	0.9%
URS Corp.	114,865	$5,013,857	0.9%
Asset Allocation — Percentage of Net Assets

Equity Sector Weightings — Percentage of Total Investment Securities

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (95.1%)

	CONSUMER DISCRETIONARY (12.7%)
30,100	Aaron’s, Inc.	$794,640
133,000	Aeropostale, Inc. *	5,781,510
46,400	Arbitron, Inc.	963,264
27,000	Bally Technologies, Inc. *	1,035,990
67,000	BorgWarner, Inc.	2,027,420
63,000	Brink’s Home Security Holdings, Inc. *	1,939,770
123,500	Buckle, Inc. (The)	4,216,290
29,100	Central European Media Enterprises Ltd. Class A *	996,675
12,200	Chipotle Mexican Grill, Inc. Class A *	1,184,010
72,000	Ctrip.com International Ltd. ADR *	4,232,880
18,000	DeVry, Inc.	995,760
136,000	Guess?, Inc.	5,037,440
27,000	Interactive Data Corp.	707,670
48,500	ITT Educational Services, Inc. *	5,354,885
13,000	John Wiley & Sons, Inc. Class A	452,140
200,000	LKQ Corp. *	3,708,000
130,000	Marvel Entertainment, Inc. *	6,450,600
43,500	Matthews International Corp. Class A	1,539,030
28,000	New Oriental Education & Technology Group, Inc. ADR *	2,252,600
45,400	O’Reilly Automotive, Inc. *	1,640,756
28,000	Penn National Gaming, Inc. *	774,480
18,000	PetMed Express, Inc.	339,300
66,000	Phillips-Van Heusen Corp.	2,824,140
19,000	Strayer Education, Inc.	4,135,920
12,000	Tupperware Brands Corp.	479,040
77,000	Warnaco Group, Inc. (The) *	3,377,220
124,000	WMS Industries, Inc. *	5,525,440
91,750	Wolverine World Wide, Inc.	2,279,070
		71,045,940

	CONSUMER STAPLES (5.6%)
64,025	Central European Distribution Corp. *	2,097,459
35,500	Chattem, Inc. *	2,357,555
71,000	Church & Dwight Co., Inc.	4,028,540

Shares		Value
175,800	Flowers Foods, Inc.	$4,621,782
102,000	Green Mountain Coffee Roasters, Inc. *	7,531,680
140,000	Hansen Natural Corp. *	5,143,600
14,000	McCormick & Company, Inc.	475,160
32,400	Ralcorp Holdings, Inc. *	1,894,428
112,000	Ruddick Corp.	2,981,440
		31,131,644

	ENERGY (4.6%)
40,000	Alpha Natural Resources, Inc. *	1,404,000
91,000	Arena Resources, Inc. *	3,230,500
33,050	Atlas Energy, Inc.	894,664
16,000	Atwood Oceanics, Inc. *	564,320
19,000	Bristow Group, Inc. *	564,110
20,000	Core Laboratories N.V.	2,061,800
38,800	FMC Technologies, Inc. *	2,026,912
46,000	Forest Oil Corp. *	900,220
62,800	Frontier Oil Corp.	874,176
20,000	Holly Corp.	512,400
47,000	Oceaneering International, Inc. *	2,667,250
95,800	Penn Virginia Corp.	2,194,778
14,000	Quicksilver Resources, Inc. *	198,660
80,700	Range Resources Corp.	3,983,352
35,000	Suncor Energy, Inc.	1,209,600
57,000	Superior Energy Services, Inc. *	1,283,640
63,000	Willbros Group, Inc. *	959,490
4,720	XTO Energy, Inc.	195,030
		25,724,902

	FINANCIALS (5.9%)
23,400	Affiliated Managers Group, Inc. *	1,521,234
63,500	American Financial Group, Inc.	1,619,250
54,300	Arch Capital Group Ltd. *	3,667,422
10,000	Bancolombia S.A. ADR	429,300
37,500	Bank of Hawaii Corp.	1,557,750
11,400	BlackRock, Inc.	2,471,748
15,040	Commerce Bancshares, Inc.	560,090
3,000	Credicorp Ltd.	233,280
24,000	Eaton Vance Corp.	671,760
74,000	EZCORP, Inc. Class A *	1,010,840
53,250	Financial Federal Corp.	1,314,210

See Notes to Financial Statements.

Value Line Emerging Opportunities Fund, Inc.

September 30, 2009

Shares		Value
32,800	First Cash Financial Services, Inc. *	$561,864
7,916	First Financial Bankshares, Inc.	391,525
47,448	Hudson City Bancorp, Inc.	623,941
4,250	IBERIABANK Corp.	193,630
27,000	Odyssey Re Holdings Corp.	1,749,870
45,300	ProAssurance Corp. *	2,364,207
12,000	PS Business Parks, Inc.	615,840
22,400	Reinsurance Group of America, Inc.	999,040
63,200	RLI Corp.	3,335,696
91,000	Stifel Financial Corp. *	4,995,900
49,700	Taubman Centers, Inc.	1,793,176
		32,681,573

	HEALTH CARE (15.4%)
2,000	Abaxis, Inc. *	53,500
118,000	Alexion Pharmaceuticals, Inc. *	5,255,720
31,000	Alnylam Pharmaceuticals, Inc. *	703,080
25,500	AMAG Pharmaceuticals, Inc. *	1,113,840
58,333	Amedisys, Inc. *	2,545,069
99,000	Auxilium Pharmaceuticals, Inc. *	3,386,790
12,600	Bard (C.R.), Inc.	990,486
40,000	Bio-Rad Laboratories, Inc. Class A *	3,675,200
54,700	Catalyst Health Solutions, Inc. *	1,594,505
31,589	Celgene Corp. *	1,765,825
6,000	Cerner Corp. *	448,800
12,000	Charles River Laboratories International, Inc. *	443,760
12,000	Chemed Corp.	526,680
7,400	Computer Programs & Systems, Inc.	306,434
31,200	Covance, Inc. *	1,689,480
67,000	DENTSPLY International, Inc.	2,314,180
1,400	Dionex Corp. *	90,958
64,000	Edwards Lifesciences Corp. *	4,474,240
12,000	Emergency Medical Services Corp. Class A *	558,000

Shares		Value
19,200	Gentiva Health Services, Inc. *	$480,192
68,500	Haemonetics Corp. *	3,844,220
34,000	Henry Schein, Inc. *	1,866,940
47,000	ICON PLC ADR *	1,151,030
46,800	IDEXX Laboratories, Inc. *	2,340,000
166,000	Illumina, Inc. *	7,055,000
41,187	Immucor, Inc. *	729,010
18,400	Intuitive Surgical, Inc. *	4,825,400
87,000	Life Technologies Corp. *	4,049,850
46,000	Masimo Corp. *	1,205,200
113,800	Meridian Bioscience, Inc.	2,846,138
94,900	NuVasive, Inc. *	3,963,024
95,000	Owens & Minor, Inc.	4,298,750
98,200	PAREXEL International Corp. *	1,334,538
16,000	Perrigo Co.	543,840
100,000	PSS World Medical, Inc. *	2,183,000
26,000	Quality Systems, Inc.	1,600,820
37,000	Sun Healthcare Group, Inc. *	319,680
33,200	Techne Corp.	2,076,660
24,600	Thermo Fisher Scientific, Inc. *	1,074,282
30,800	United Therapeutics Corp. *	1,508,892
22,400	Varian, Inc. *	1,143,744
87,000	West Pharmaceutical Services, Inc.	3,533,070
		85,909,827

	INDUSTRIALS (27.5%)
27,000	Actuant Corp. Class A	433,620
89,200	Acuity Brands, Inc.	2,873,132
27,000	Alliant Techsystems, Inc. *	2,101,950
10,500	Ameron International Corp.	734,790
87,700	AMETEK, Inc.	3,061,607
25,000	Ampco-Pittsburgh Corp.	664,750
75,750	Applied Industrial Technologies, Inc.	1,602,870
103,000	AZZ, Inc. *	4,137,510
36,700	Badger Meter, Inc.	1,419,923
13,000	Baldor Electric Co.	355,420
95,000	Barnes Group, Inc.	1,623,550
102,000	BE Aerospace, Inc. *	2,054,280
63,000	Brink’s Co. (The)	1,695,330
60,000	Bucyrus International, Inc.	2,137,200
19,600	C.H. Robinson Worldwide, Inc.	1,131,900

See Notes to Financial Statements.

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
15,600	Carlisle Companies, Inc.	$528,996
1,300	Cascade Corp.	34,762
2,800	CIRCOR International, Inc.	79,128
96,000	CLARCOR, Inc.	3,010,560
60,800	Clean Harbors, Inc. *	3,420,608
62,000	Copart, Inc. *	2,059,020
131,900	Corrections Corp. of America *	2,987,535
83,000	Covanta Holding Corp. *	1,411,000
88,400	Curtiss-Wright Corp.	3,017,092
25,000	Dynamic Materials Corp.	499,000
102,000	EMCOR Group, Inc. *	2,582,640
81,000	EnerSys *	1,791,720
31,800	ESCO Technologies, Inc. *	1,252,920
79,200	Esterline Technologies Corp. *	3,105,432
28,000	Flowserve Corp.	2,759,120
78,000	Foster Wheeler AG *	2,488,980
83,000	FTI Consulting, Inc. *	3,536,630
29,000	Fuel Tech, Inc. *	324,800
79,400	Gardner Denver, Inc. *	2,769,472
71,700	General Cable Corp. *	2,807,055
74,700	Genesee & Wyoming, Inc. Class A *	2,264,904
134,900	Geo Group, Inc. (The) *	2,720,933
10,600	GeoEye, Inc. *	284,080
44,850	Graco, Inc.	1,249,970
6,400	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	273,024
13,000	Harsco Corp.	460,330
47,000	HEICO Corp.	2,037,920
126,400	HUB Group, Inc. Class A *	2,888,240
100,000	Hunt (J.B.) Transport Services, Inc.	3,213,000
54,400	IDEX Corp.	1,520,480
36,700	IHS, Inc. Class A *	1,876,471
78,000	Kansas City Southern *	2,066,220
44,500	Kaydon Corp.	1,442,690
20,000	Kennametal, Inc.	492,200
92,400	Kirby Corp. *	3,402,168
22,400	Landstar System, Inc.	852,544
101,600	Lennox International, Inc.	3,669,792
44,400	Lincoln Electric Holdings, Inc.	2,106,780
116,000	Manitowoc Company, Inc. (The)	1,098,520
10,800	Michael Baker Corp. *	392,472

Shares		Value
44,000	Middleby Corp. (The) *	$2,420,440
54,025	Moog, Inc. Class A *	1,593,737
22,000	Navistar International Corp. *	823,240
44,000	Nordson Corp.	2,467,960
38,000	Orbital Sciences Corp. *	568,860
24,800	Precision Castparts Corp.	2,526,376
166,920	Quanta Services, Inc. *	3,693,940
58,000	Regal-Beloit Corp.	2,651,180
22,500	Republic Services, Inc.	597,825
111,600	Ritchie Bros. Auctioneers, Inc.	2,738,664
55,000	Robbins & Myers, Inc.	1,291,400
43,200	Roper Industries, Inc.	2,202,336
57,000	Snap-on, Inc.	1,981,320
82,100	Stanley, Inc. *	2,111,612
73,600	Stericycle, Inc. *	3,565,920
5,600	Tennant Co.	162,736
22,700	Toro Co. (The)	902,779
3,000	Triumph Group, Inc.	143,970
114,865	URS Corp. *	5,013,857
43,600	Valmont Industries, Inc.	3,713,848
79,000	Wabtec Corp.	2,964,870
108,000	Waste Connections, Inc. *	3,116,880
65,300	Watson Wyatt Worldwide, Inc. Class A	2,844,468
104,600	Woodward Governor Co.	2,537,596
		153,442,854

	INFORMATION TECHNOLOGY (12.5%)
70,200	Advent Software, Inc. *	2,825,550
27,000	Alliance Data Systems Corp. *	1,649,160
78,000	Amphenol Corp. Class A	2,939,040
111,726	ANSYS, Inc. *	4,186,373
9,000	ArcSight, Inc. *	216,630
135,000	Atheros Communications, Inc. *	3,581,550
74,000	Blackbaud, Inc.	1,716,800
72,000	Blackboard, Inc. *	2,720,160
55,200	Cognizant Technology Solutions Corp. Class A *	2,134,032
117,000	Concur Technologies, Inc. *	4,651,920
153,000	CyberSource Corp. *	2,550,510
91,950	Diodes, Inc. *	1,663,375
29,000	Dolby Laboratories, Inc. Class A *	1,107,510

See Notes to Financial Statements.

Value Line Emerging Opportunities Fund, Inc.

September 30, 2009

Shares		Value
50,700	Equinix, Inc. *	$4,664,400
52,050	FactSet Research Systems, Inc.	3,447,792
9,135	Fidelity National Information Services, Inc.	233,034
33,000	FLIR Systems, Inc. *	923,010
24,000	Global Payments, Inc.	1,120,800
54,000	Hewitt Associates, Inc. Class A *	1,967,220
180,000	Informatica Corp. *	4,064,400
35,700	Itron, Inc. *	2,289,798
102,000	Lawson Software, Inc. *	636,480
29,800	ManTech International Corp. Class A *	1,405,368
79,200	MICROS Systems, Inc. *	2,391,048
182,000	Nuance Communications, Inc. *	2,722,720
25,000	Omniture, Inc. *	536,000
13,200	Rofin-Sinar Technologies, Inc. *	303,072
60,000	Salesforce.com, Inc. *	3,415,800
10,000	Starent Networks Corp. *	254,200
90,000	Sybase, Inc. *	3,501,000
49,600	Trimble Navigation Ltd. *	1,185,936
26,000	VistaPrint NV *	1,319,500
45,000	Wright Express Corp. *	1,327,950
		69,652,138

	MATERIALS (5.6%)
50,700	Airgas, Inc.	2,452,359
28,000	Albemarle Corp.	968,800
99,200	AptarGroup, Inc.	3,706,112
119,000	Calgon Carbon Corp. *	1,764,770
48,800	Cliffs Natural Resources, Inc.	1,579,168
12,400	Ecolab, Inc.	573,252
18,000	FMC Corp.	1,012,500
61,600	Greif, Inc. Class A	3,391,080
74,000	Koppers Holdings, Inc.	2,194,100
80,200	LSB Industries, Inc. *	1,248,714
32,000	Lubrizol Corp. (The)	2,286,720
16,000	NewMarket Corp.	1,488,640
8,000	Praxair, Inc.	653,520

Shares		Value
58,000	Sigma-Aldrich Corp.	$3,130,840
44,200	Silgan Holdings, Inc.	2,330,666
60,000	Sociedad Quimica y Minera de Chile S.A. ADR	2,347,800
		31,129,041

	TELECOMMUNICATION SERVICES (2.2%)
93,000	Alaska Communications Systems Group, Inc.	860,250
60,417	American Tower Corp. Class A *	2,199,179
21,722	Brasil Telecom Participacoes S.A. ADR	1,157,783
26,998	Brasil Telecom S.A. ADR	710,587
55,008	Crown Castle International Corp. *	1,725,051
69,000	Premiere Global Services, Inc. *	573,390
110,000	SBA Communications Corp. Class A *	2,973,300
161,000	TW Telecom, Inc. *	2,165,450
		12,364,990

	UTILITIES (3.1%)
32,200	AGL Resources, Inc.	1,135,694
1,300	American States Water Co.	47,034
32,000	California Water Service Group	1,246,080
58,000	Cia de Saneamento Basico do Estado de Sao Paulo ADR	2,199,940
16,000	Energen Corp.	689,600
77,000	ITC Holdings Corp.	3,499,650
78,000	Northwest Natural Gas Co.	3,249,480
6,000	Ormat Technologies, Inc.	244,920
94,400	South Jersey Industries, Inc.	3,332,320
54,700	UGI Corp.	1,370,782
		17,015,500

	TOTAL COMMON STOCKS AND TOTAL INVESTMENT SECURITIES (1) (95.1%) (Cost $460,530,929)	530,098,409

See Notes to Financial Statements.

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Value
SHORT-TERM INVESTMENTS (4.7%)

	U.S. GOVERNMENT AGENCY OBLIGATIONS (3.6%)
$20,000,000	Federal Home Loan Bank Discount Notes, 0.12%, 11/27/09 (2)	$19,996,833
REPURCHASE AGREEMENTS (1.1%)
6,100,000	With Morgan Stanley, 0.01%, dated 9/30/09, due 10/1/09, delivery value $6,100,002 (collateralized by $6,200,000 U.S. Treasury Notes 1.375%, due 3/15/12, with a value of $6,234,532)	6,100,000
	TOTAL SHORT-TERM INVESTMENTS (3) (Cost $26,096,833)	26,096,833
	CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%)	1,328,268

Principal Amount		Value
	NET ASSETS (100%)	$557,523,510
	NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($557,523,510 ÷ 22,474,277 shares outstanding)	$24.81

*	Non-income producing.
(1)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs established by FASB ASC 820-10, Fair Value Measurements and Disclosures. (Note 1B)
(2)	The rate shown on discount securities represents the yield or rate as of September 30, 2009.
(3)	Values determined based on Level 2 inputs established by FASB ASC 820-10, Fair Value Measurements and Disclosures. (Note 1B)
ADR	American Depositary Receipt.

See Notes to Financial Statements.

Value Line Emerging Opportunities Fund, Inc.

Statement of Assets and Liabilities at September 30, 2009 (unaudited)

Assets:
Investment securities, at value (Cost - $460,530,929)	$530,098,409
Short-term investments (Cost - $19,996,833)	19,996,833
Repurchase agreement (Cost - $6,100,000)	6,100,000
Cash	142,068
Receivable for securities sold	2,056,005
Receivable for capital shares sold	327,966
Interest and dividends receivable	286,118
Prepaid expenses	54,604
Other	9,547
Total Assets	559,071,550

Liabilities:
Payable for capital shares repurchased	810,290
Accrued expenses:
Advisory fee	341,441
Service and distribution plan fees	113,814
Directors’ fees and expenses	16,099
Other	266,396
Total Liabilities	1,548,040

Net Assets	$557,523,510

Net assets consist of:
Capital stock, at $0.001 par value (authorized 300,000,000, outstanding 22,474,277 shares)	$22,474
Additional paid-in capital	606,579,731
Accumulated net investment loss	(1,267,019)
Accumulated net realized loss on investments and foreign currency	(117,379,156)
Net unrealized appreciation of investments	69,567,480

Net Assets	$557,523,510

Net Asset Value, Offering and Redemption Price per Outstanding Share ($557,523,510 ÷ 22,474,277 shares outstanding)	$24.81

Statement of Operations for the Six Months Ended September 30, 2009 (unaudited)

Investment Income:
Dividends (net of foreign withholding tax of $29,986)	$1,990,764
Interest	15,341
Total Income	2,006,105

Expenses:
Advisory fee	1,987,074
Service and distribution plan fees	662,358
Auditing and legal fees	224,406
Transfer agent fees	118,440
Printing and postage	112,170
Custodian fees	60,316
Insurance	32,413
Directors’ fees and expenses	31,586
Registration and filing fees	23,767
Other	20,599
Total Expenses Before Custody Credits	3,273,129
Less: Custody Credits	(5)
Net Expenses	3,273,124
Net Investment Loss	(1,267,019)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Exchange Transactions:

Net Realized Loss	(24,850,348)
Change in Net Unrealized Appreciation/(Depreciation)	174,262,958

Net Realized Loss and Change in Net Unrealized Appreciation/(Depreciation) on Investments and Foreign Exchange Transactions	149,412,610

Net Increase in Net Assets from Operations	$148,145,591

See Notes to Financial Statements.

Value Line Emerging Opportunities Fund, Inc.

Statement of Changes in Net Assets for the Six Months Ended September 30, 2009 (unaudited) and for the Year Ended March 31, 2009

	Six Months Ended September 30, 2009 (unaudited)	Year Ended March 31, 2009
Operations:
Net investment loss	$(1,267,019)	$(3,207,159)
Net realized loss on investments and foreign currency	(24,850,348)	(92,317,526)
Change in net unrealized appreciation/(depreciation)	174,262,958	(252,691,831)
Net increase/(decrease) in net assets from operations	148,145,591	(348,216,516)

Distributions to Shareholders:
Net realized gain from investment transactions	—	(5,586,516)

Capital Share Transactions:
Proceeds from sale of shares	31,781,234	193,628,543
Proceeds from reinvestment of distributions to shareholders	—	5,346,374
Cost of shares repurchased	(91,947,527)	(286,341,528)
Net decrease in net assets from capital share transactions	(60,166,293)	(87,366,611)
Total Increase/(Decrease) in Net Assets	87,979,298	(441,169,643)

Net Assets:
Beginning of period	469,544,212	910,713,855
End of period	$557,523,510	$469,544,212
Accumulated net investment loss, at end of period	$(1,267,019)	$—

See Notes to Financial Statements.

Value Line Emerging Opportunities Fund, Inc.

Notes to Financial Statements (unaudited)

1. Significant Accounting Policies

Value Line Emerging Opportunities Fund, Inc., (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital. The Fund invests primarily in “small-cap” common stocks.

In June 2009, the FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles topic (105) was issued to establish the FASB Accounting Standards CodificationTM (Codification) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with GAAP. On the effective date of this topic, the Codification will supersede all then-existing non-SEC accounting and reporting standards. This topic replaces FAS 162 to indicate this change to the GAAP hierarchy. Topic 105 is effective for fiscal years and interim periods beginning after September 15, 2009.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation: Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities market or the specific issuer.

(B) Fair Value Measurements: In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, (formerly Statement of Financial Accounting Standards (“SFAS”) No. 157), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2: Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

Level 3: Inputs that are unobservable.

Value Line Emerging Opportunities Fund, Inc.

September 30, 2009

In April 2009, the Fund adopted the authoritative guidance included in FASB ASC 820-10, Fair Value Measurements and Disclosures, on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly (formerly FSP FAS 157-4). FASB ASC 820-10-35-51 A to 51 H indicates that if an entity determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10. The guidance also requires additional disclosures regarding inputs and valuation techniques used, change in valuation techniques and related inputs, if any, and more disaggregated information relating to debt and equity securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$530,098,409	$0	$0	$530,098,409
Short Term Investment	0	26,096,833	0	26,096,833
Total Investments in Securities	$530,098,409	$26,096,833	$0	$556,195,242

(C) Repurchase Agreements: In connection with transactions in repurchase agreements, the Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund’s policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(D) Federal Income Taxes: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no provision for federal income tax is required.

(E) Security Transactions and Distributions: Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

(F) Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. The Fund does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Value Line Emerging Opportunities Fund, Inc.

Notes to Financial Statements (unaudited)

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Fund, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates.

The effect of the change in foreign exchange rates on the value of investments is included in realized gain/loss on investments and change in net unrealized appreciation/ depreciation on investments.

(G) Representations and Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(H) Accounting for Real Estate Investment Trusts: The Fund owns shares of Real Estate Investment Trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from REITs during the year which represent a return of capital are recorded as a reduction of cost and distributions which represent a capital gain dividend are recorded as a realized long-term capital gain on investments.

(I) Foreign Taxes: The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

2. Capital Share Transactions

Transactions in capital stock were as follows:

	Six Months Ended September 30, 2009 (unaudited)	Year Ended March 31, 2009
Shares sold	1,454,175	7,009,365
Shares issued to shareholders in reinvestment of distributions	—	273,053
Shares repurchased	(4,143,669)	(12,006,409)
Net decrease	(2,689,494)	(4,723,991)
Distributions per share from net realized gains	$—	$0.2075

3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, were as follows:

Six Months Ended September 30, 2009
Purchases:
Investment Securities	$4,123,869
Sales:
Investment Securities	$78,772,959

4. Income Taxes

At September 30, 2009, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$486,627,762

Gross tax unrealized appreciation	113,179,788

Gross tax unrealized depreciation	(43,612,308)

Net tax unrealized appreciation on investments	$69,567,480

Value Line Emerging Opportunities Fund, Inc.

September 30, 2009

5. Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates

On June 30, 2008, Value Line, Inc. (“Value Line”), the parent company of both the Distributor and the Adviser, reorganized its investment management division into EULAV Asset Management, LLC (“EULAV”), a newly formed, wholly-owned subsidiary. As part of the reorganization, each advisory agreement was transferred from Value Line, Inc. to EULAV and EULAV replaced Value Line, Inc. as the Fund’s investment adviser. The portfolio managers, who are now employees of EULAV, have not changed as a result of the reorganization.

An advisory fee of $1,987,074 was paid or payable to EULAV Asset Management, LLC (the “Adviser”) for the six months ended September 30, 2009. The fee was computed at an annual rate of 0.75 of 1% of the daily net assets during the period and paid monthly. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of certain administrative services and office space. The Adviser also provides persons, satisfactory to the Fund’s Board of Directors, to act as officers of the Fund and pays their salaries. Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line Funds are allocated proportionately based upon the funds’ respective net assets. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the “Plan”), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by EULAV Securities, Inc. (the “Distributor”, formerly Value Line Securities, Inc. prior to May 5, 2009), for advertising, marketing and distributing the Fund’s shares and for servicing the Fund’s shareholders at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended September 30, 2009, fees amounting to $662,358 were paid or payable to the Distributor under this plan.

Certain officers, employees and a director of Value Line and/or affiliated companies are also officers and a director of the Fund. At September 30, 2009, the Adviser, and/or affiliated companies including the Value Line Profit Sharing and Savings Plan, owned 84,675 shares of the Fund representing less than 1% of the outstanding shares. In addition, the officers and director of the Fund as a group owned 585 shares, represents less than 1% of the outstanding shares.

Value Line Emerging Opportunities Fund, Inc.

Notes to Financial Statements (unaudited)

6. Subsequent Events

In accordance with the provision set forth in FASB ASC 855-10 (formerly SFAS No. 165), Subsequent Events, management has evaluated the possibility of subsequent events existing in the Fund’s financial statements through November 30, 2009. On November 4, 2009, the Securities and Exchange Commission (“SEC”) and Value Line, Inc. (“VLI”), Value Line Securities, Inc. (currently, EULAV Securities, Inc. (“ESI”)), Jean B. Buttner, former Chairman, President and Chief Executive Officer of VLI and David Henigson, a former Director and Officer of VLI, settled a matter related to brokerage commissions charged by ESI to certain Value Line mutual funds (“Funds”) from 1986 through November of 2004. The matter also involved alleged misleading disclosures provided by VLI to the Boards of Directors/Trustees and shareholders of the Funds regarding such brokerage commissions. VLI agreed to pay disgorgement in the amount of $24,168,979 (representing disgorgement of commissions received), prejudgment interest of $9,536,786, and a civil penalty in the amount of $10,000,000. Also as part of the settlement, Mrs. Buttner and Mr. Henigson each agreed to pay a civil penalty, are barred from association with any broker, dealer or investment adviser, and are prohibited from serving as an employee, officer, director, member of an advisory board, investment adviser or depositor of, or principal underwriter for, a registered investment company or affiliated person of such investment adviser, depositor, or principal underwriter, subject to a limited exception (limited in scope and for a one-year period) for Mrs. Buttner. Pursuant to Section 308(a) of the Sarbanes-Oxley Act of 2002, a fund will be created for VLI’s disgorgement, interest and penalty (“Fair Fund”). VLI will bear all costs associated with any Fair Fund distribution, including retaining a third-party consultant approved by the SEC staff to administer any Fair Fund distribution. VLI informed the Funds’ Boards that it has paid the settlement, continues to have adequate liquid assets, and that the resolution of this matter will not have a materially adverse effect on the ability of EULAV Asset Management LLC (“EULAV”), the Funds’ investment adviser, or ESI, the Funds’ distributor, to perform their respective contracts with the Funds.

Value Line Emerging Opportunities Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

	Six Months Ended September 30, 2009 (unaudited)

			Years Ended March 31,
			2009	2008	2007	2006	2005
Net asset value, beginning of period	$18.66		$30.47	$32.32	$31.70	$25.75	$23.81

Income from investment operations:
Net investment loss	(0.06)		(0.13)	(0.06)	(0.05)	(0.04)	(0.05)
Net gains or (losses) on securities (both realized and unrealized)	6.21		(11.47)	(1.08)	1.15	6.38	1.99
Total from investment operations	6.15		(11.60)	(1.14)	1.10	6.34	1.94

Less distributions:
Distributions from net realized gains	—		(0.21)	(0.71)	(0.48)	(0.39)	—

Net asset value, end of period	$24.81		$18.66	$30.47	$32.32	$31.70	$25.75

Total return	32.96	%(2)	(38.11)%	(3.71)%	3.55%	24.85%	8.15%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$557,524		$469,544	$910,714	$808,825	$665,418	$409,609
Ratio of expenses to average net assets(1)	1.24	%(3)	1.18%	1.12%	1.16%	1.10%	1.14%
Ratio of net investment loss to average net assets	(0.48	)%(3)	(0.41)%	(0.18)%	(0.16)%	(0.17)%	(0.28)%
Portfolio turnover rate	1	%(2)	17%	26%	24%	40%	44%

(1)
Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would have been 1.15% for the year ended March 31, 2007 and would have been unchanged for the other periods shown.

(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.

Value Line Emerging Opportunities Fund, Inc.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30 is available through the Fund’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

Value Line Emerging Opportunities Fund, Inc.

Management of the Fund

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund’s officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

Name, Address, and DOB	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Interested Director*
Thomas T. Sarkany DOB: June 1946	Director	Since 2008	Mutual Fund Marketing Director of EULAV Securities, Inc. (the “Distributor”)	None
Non-Interested Directors
Joyce E. Heinzerling 500 East 77th Street New York, NY 10162 DOB: January 1956	Director	Since 2008	President, Meridian Fund Advisers LLC. since April 2009; General Counsel, Archery Capital LLC (private investment fund) until April 2009.	Burnham Investors Trust, since 2004 (4 funds).
Francis C. Oakley 54 Scott Hill Road Williamstown, MA 01267 DOB: October 1931	Director (Lead Independent Director since 2008)	Since 1993
Professor of History, Williams College, (1961-2002). Professor Emeritus since 2002; President Emeritus since 1994 and President, (1985-1994) Chairman (1993-1997) and Interim President (2002-2003) of the American Council of Learned Societies. Trustee since 1997 and Chairman of the Board since 2005, National Humanities Center.
None
David H. Porter 5 Birch Run Drive Saratoga Springs, NY 12866 DOB: October 1935	Director	Since 1997	Professor, Skidmore College, since 2008; Visiting Professor of Classics, Williams College, (1999-2008); President Emeritus, Skidmore College since 1999 and President, (1987-1998).	None
Paul Craig Roberts 169 Pompano St. Panama City Beach, FL 32413 DOB: April 1939	Director	Since 1983	Chairman, Institute for Political Economy.	None
Nancy-Beth Sheerr 1409 Beaumont Drive Gladwyne, PA 19035 DOB: March 1949	Director	Since 1996	Senior Financial Advisor, Veritable L.P. (Investment Adviser) since 2004; Senior Financial Advisor, Hawthorn, (2001-2004).	None

Value Line Emerging Opportunities Fund, Inc.

Management of the Fund

Name, Address, and DOB	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Daniel S. Vandivort 59 Indian Head Road Riverside, CT 06878 DOB: July 1954	Director	Since 2008	President, Chief Investment Officer, Weiss, Peck and Greer/Robeco Investment Management 2005-2007; Managing Director, Weiss, Peck and Greer, 1995-2005.	None
Officers
Mitchell E. Appel DOB: August 1970	President	Since 2008
President of each of the Value Line Funds since June 2008; Chief Financial Officer of Value Line since April 2008 and from September 2005 to November 2007; Treasurer from June 2005 to September 2005; Chief Financial Officer of XTF Asset Management from November 2007 to April 2008; Chief Financial Officer of Circle Trust Company from 2003 through May 2005; Chief Financial Officer of the Distributor since April 2008 and President since February 2009; President of the Adviser since February 2009.

Howard A. Brecher DOB: October 1953	Vice President and Secretary	Since 2008
Vice President and Secretary of each of the Value Line Funds since June 2008; Vice President, Secretary and a Director of Value Line; Secretary and Treasurer of the Adviser since February 2009; Vice President, Secretary, Treasurer, General Counsel and a Director of Arnold Bernhard & Co., Inc.

Michael J. Wagner DOB: November 1950	Chief Compliance Officer	Since 2009
Chief Compliance Officer of the Value Line Funds since June 2009; President, Northern Lights Compliance Services, LLC, since 2006; Compliance Services Officer, Northstar Financial Services, LLC, 2006 to January 2008; Chief Operating Officer, Northern Lights Compliance Services, LLC, (2004 to 2006); President and Manager, Gemini Fund Services, LLC, (2004 to 2006); Director of Constellation Trust Comapny, (2004 to 2009).

Emily D. Washington DOB: January 1979	Treasurer	Since 2008
Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer) of each of the Value Line Funds since August 2008; Associate Director of Mutual Fund Accounting at Value Line until August 2008.

*	Mr. Sarkany is an “interested person” as defined in the Investment Company Act of 1940 by virtue of his position with the Distributor.

Unless otherwise indicated, the address for each of the above officers is c/o Value Line Funds, 220 East 42nd Street, New York, NY 10017.

The Fund’s Statement of Additional Information (SAI) includes additional information about the Fund’s Directors and is available, without charge, upon request by calling 1-800-243-2729 or on the Fund’s website, www.vlfunds.com.

Value Line Emerging Opportunities Fund, Inc.

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Value Line Emerging Opportunities Fund, Inc.

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Value Line Emerging Opportunities Fund, Inc.

The Value Line Family of Funds

1950 — The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 — Value Line Income and Growth Fund’s primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 — Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 — Value Line Larger Companies Fund’s sole investment objective is to realize capital growth.

1979 — Value Line U.S. Government Money Market Fund**, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 — Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 — Value Line Centurion Fund* seeks long-term growth of capital.

1984 — The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 — Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1, 2 or 3 for the year-ahead performance by the Value Line Convertible Ranking System.

1986 — Value Line Aggressive Income Trust seeks to maximize current income.

1987 — Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 — Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 — Value Line Emerging Opportunities Fund invests in US common stocks of small capitalization companies, with its primary objective being long-term growth of capital.

1993 — Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

*	Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

**	Effective August 19, 2009, The Value Line Cash Fund, Inc. changed its name to the Value Line U.S. Government Money Market Fund, Inc.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from EULAV Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 9am–5pm CST, Monday–Friday, or visit us at www.vlfunds.com. Read the prospectus carefully before you invest or send money.

Item 2. Code of Ethics.

Not Applicable

Item 3. Audit Committee Financial Expert.

Not Applicable

Item 9. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.  Exhibits.

(a) Not Applicable

(b) (1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940  (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

(2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	December 3, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	December 3, 2009